Annual Fund Operating Expenses - Invesco International Small-Mid Company Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.34%
Class C
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	2.10%
Class R
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.60%
Class Y
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.10%
Class R5
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.99%
Class R6
Operating Expenses:
Management Fees	0.91%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.95%